Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions					12 Months Ended
	Dec. 31, 2018 USD ($) Customer Unit	Jan. 01, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) Customer Unit	Dec. 31, 2018 USD ($) Customer Segment	Dec. 31, 2018 CNY (¥) Customer Segment	Dec. 31, 2017 CNY (¥) Customer Segment	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2018 CNY (¥) Customer	Jan. 01, 2018 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments | Segment					2	2	2
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage	4.00%				4.00%				4.00%
Impairment charges recognized					$ 26	¥ 181,000,000	¥ 390,000,000	¥ 212,000,000
Number of reporting units | Unit	2			2
Retained earnings	$ 18,798			¥ 102,328,000,000	18,798		102,328,000,000		¥ 129,246,000,000
VAT recognized					884	6,100,000,000	4,800,000,000	3,900,000,000
Acquisition of licensed copyrights from nonmonetary content exchanges					158	1,083,000,000	763,000,000	382,000,000
Gross interest income					483	3,300,000,000	3,500,000,000
Gross interest cost					232	1,600,000,000	1,900,000,000
Advertising and promotional expenses					1,500	¥ 10,100,000,000	¥ 4,600,000,000	¥ 7,700,000,000
Cash and cash equivalents, restricted cash and short-term investments	$ 20,600				$ 20,600				¥ 141,500,000,000
Number of customers with receivable balance exceeding 10%	0			0	0		0		0
Number of customer or any Baidu Union partner with revenue greater than 10%					0	0	0	0
Appreciation of US$ against RMB, as a percentage					5.67%	5.67%
Accounting Standards Update 2014-09
Accounting Policies [Abstract]
Retained earnings		$ 136								¥ 933,000,000
Micro loans | Minimum
Accounting Policies [Abstract]
Periods of loan granted					1 month	1 month
Micro loans | Maximum
Accounting Policies [Abstract]
Periods of loan granted					36 months	36 months
Online Payment Agencies
Accounting Policies [Abstract]
Allowance for doubtful accounts of online payment agencies | ¥				¥ 0			¥ 0		¥ 0
iQIYI Licensed Copyright
Accounting Policies [Abstract]
Acquisition of licensed copyrights from nonmonetary content exchanges					$ 158	¥ 1,100,000,000	763,000,000	¥ 382,000,000
Barter transaction, Cost Recognized					$ 149	¥ 1,000,000,000	650,000,000	¥ 363,000,000
Short-term Investments | Minimum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments					3 months	3 months
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments					12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments					3 months	3 months
Other non-current assets
Accounting Policies [Abstract]
Produced content cost	$ 543			¥ 1,600,000,000	$ 543		¥ 1,600,000,000		3,700,000,000
Other Current Assets, net
Accounting Policies [Abstract]
Contract assets	206				206				1,400,000,000	¥ 832,000,000
Allowance for doubtful accounts receivable	$ 3				$ 3				¥ 21,000,000
Credit Concentration Risk | Sales Revenue, Net | Minimum
Accounting Policies [Abstract]
Concentration risk by percentage					10.00%	10.00%
Credit Concentration Risk | Onshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	94.00%
Credit Concentration Risk | Onshore China | Financial Institution One [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	37.00%
Credit Concentration Risk | Onshore China | Financial Institution Two [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	15.00%
Credit Concentration Risk | Onshore China | Financial Institution Three [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	13.00%
Credit Concentration Risk | Onshore China | Financial Institution Four [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	11.00%
Credit Concentration Risk | Offshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	6.00%
Ordinary Shares | Accounting Standards Update 2016-01
Accounting Policies [Abstract]
Cumulative effect on retained earnings		$ 270	¥ 1,900,000,000
Office building and its related facility
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage	4.00%				4.00%				4.00%